Supplement dated July 3, 2000 to the currently effective Prospectus and Statement of Additional Information of each of the funds listed below

STOCK FUNDS
-----------
Kobrick Capital Fund
Kobrick Emerging  Growth Fund
Kobrick Growth Fund
Nvest Balanced Fund
Nvest Bullseye Fund
Nvest Capital Growth Fund
Nvest Equity Income Fund
Nvest Growth and Income Fund
Nvest Growth Fund
Nvest International Equity Fund
Nvest Star Advisers Fund
Nvest Star Small Cap Fund
Nvest Star Value Fund
Nvest Star Worldwide Fund

BOND FUNDS
----------
Nvest Bond Income Fund
Nvest Government Securities Fund
Nvest High Income Fund
Nvest Intermediate Term Tax Free Fund of California
Nvest Limited Term U.S. Government Fund
Nvest Massachusetts Tax Free Income Fund
Nvest Municipal Income Fund
Nvest Short Term Corporate Income Fund
Nvest Strategic Income Fund

MONEY MARKET FUNDS
------------------
Nvest Cash Management Trust - Money Market Series
Nvest Tax Exempt Money Market Trust

     Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots Group, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. Nvest affiliates will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Funds or the investment management activities of the Funds' investment advisers and sub-advisers.

     Certain Nvest affiliates, namely, Nvest Funds Management, L.P.; Back Bay Advisors, L.P.; Capital Growth Management Limited Partnership; Harris Associates L.P.; Jurika & Voyles, L.P.; Kobrick Funds LLC; Loomis, Sayles & Company, L.P.; Vaughan, Nelson, Scarborough & McCullough, L.P.; and Westpeak Investment
Advisors, L.P. (collectively, the "Nvest Affiliates") serve as investment adviser or sub-adviser of the above-named funds.

     Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies L.P. Under the rules for mutual funds the transaction may result in a change of control for the Nvest Affiliates and, therefore, an assignment of the Funds' investment advisory and sub-advisory agreements with the Nvest Affiliates, which generally is not permitted under the Investment Company Act of 1940. Consequently, it is anticipated that the Nvest Affiliates will seek approval of new agreements from the Funds' Board of Trustees and shareholders prior to consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.


                                                                     SP108-0600R

NVESTFUNDS
WHERE THE BEST MINDS MEET (R)

KOBRICK FUNDS
STOCK FUNDS

ALL-CAP EQUITY
 Kobrick Capital Fund

SMALL-CAP EQUITY
  Kobrick Emerging Growth Fund

LARGE-CAP EQUITY
  Kobrick Growth Fund

Prospectus
November 1, 1999
(as revised July 3, 2000)

What's Inside

Goals, Strategies & Risks
    Page            2
Fund Fees & Expenses
    Page            8
Management Team
    Page           11
Fund Services
    Page           12
Fund Performance
    Page           24

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

TABLE OF CONTENTS

GOALS, STRATEGIES & RISKS
Kobrick Capital Fund                                          2
Kobrick Emerging Growth Fund                                  4
Kobrick Growth Fund                                           6

FUND FEES & EXPENSES
Fund Fees & Expenses                                          8

MORE ABOUT RISK
More About Risk                                              10

MANAGEMENT TEAM
Meet the Funds' Investment Adviser                           11
Meet the Funds' Portfolio Managers                           11

FUND SERVICES
Investing in the Funds                                       12
How Sales Charges are Calculated                             13
Ways to Reduce or Eliminate Sales Charges                    14
It's Easy to Open an Account                                 15
Buying Shares                                                16
Selling Shares                                               17
Selling Shares in Writing                                    18
Exchanging Shares                                            19
Restrictions on Buying, Selling and Exchanging Shares        19
How Fund Shares are Priced                                   20
Dividends and Distributions                                  21
Tax Consequences                                             21
Compensation to Securities Dealers                           22
Additional Investor Services                                 23

FUND PERFORMANCE
Fund Performance                                             24

GLOSSARY OF TERMS
Glossary of Terms                                            25

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

GOALS, STRATEGIES & RISKS
-------------------------
KOBRICK CAPITAL FUND

ADVISER:   Kobrick Funds LLC (the "Adviser")
MANAGER:   Frederick R. Kobrick
CATEGORY:  All-Cap Equity
                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH               |          |    X
                                              --------------------------------
                                      MOD.               |          |
                                              --------------------------------
                                      LOW          X     |     X    |


TICKER SYMBOL:    CLASS A     CLASS B     CLASS C
                  -------------------------------
                  KFCFX       KCFBX       KCFCX

INVESTMENT GOAL

The Capital Fund seeks maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations.

INVESTMENT  STRATEGIES

Under normal market conditions, the Capital Fund will invest substantially all of its assets in equity securities of companies with small, medium and large capitalizations, including those that the Adviser believes are undervalued special situations and emerging growth companies. This approach provides the Adviser with flexibility to emphasize in the Fund companies with different capitalizations as market conditions change. The Adviser considers emerging growth companies to be those companies that are less mature and have the potential to grow substantially faster than the economy. The Adviser's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. In selecting investments for the Fund, the Adviser generally seeks companies in a wide range of industries and considers a variety of factors, including any one or more of the following:

*        the strength of a company's management team
*        relative financial condition
*        entrepreneurial character
*        expected growth in earnings
*        competitive position and business strategy
*        new or innovative products, services or processes

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

Although it is anticipated that most of the Capital Fund's assets will be invested in equity securities, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government). The Fund may invest more than 35% of its total assets in cash or certain short-term securities for temporary defensive purposes. The Fund will only take such defensive action, which is inconsistent with its investment goal, when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. Because the Fund's investment goal provides flexibility to emphasize companies having different capitalizations as market conditions change, the Fund may engage in frequent trading of securities. This may produce higher transaction costs and a higher level of capital gains, which may lower your return. Since the beginning of the Fund's fiscal year on October 1, 1999, more frequent trading of securities occurred due to significant market volatility and other factors which produced a higher-than-normal portfolio turnover rate for the Fund.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES:
Because the Capital Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as the Adviser anticipated. Because the Fund invests in, among other things, undervalued special situations, emerging growth companies and companies with small capitalizations, an investment in the Fund involves greater than average risks. Accordingly, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies.

GOALS, STRATEGIES & RISKS
-------------------------

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Kobrick Capital Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's adjusted total returns for Class A shares for the two calendar years since the Fund's inception on December 31, 1997. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


[BAR CHART APPEARS HERE]

TOTAL RETURN
------------
1998    50.00%
1999    73.21%

o  Highest Quarterly Return: Fourth Quarter 1999, up 51.07%
o  Lowest Quarterly Return: Third Quarter 1998, down 13.86%

The table below shows how the Fund's average annual total returns for the one-year and since Fund inception periods compared to those of the Russell 3000 Index, a market value-weighted, unmanaged index of large company stocks. They are also compared to the Morningstar Mid Cap Growth Fund Average and Lipper Multi-Cap Growth Fund Average, each an average of the total returns of all mutual funds with a current investment style similar to that of the Capital Fund, as calculated by Morningstar, Inc. and Lipper, Inc., respectively. It is not possible to invest directly in an index. The Fund's total returns are adjusted to reflect the Fund's expenses for Class A, B, and C shares and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 3000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid Cap Growth Fund Average and Lipper Multi-Cap Growth Fund Average returns have been adjusted for these expenses but do not reflect any sales charges.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 1999)
                                                                                    SINCE FUND INCEPTION
                                                                 PAST 1 YEAR             (12/31/97)
--------------------------------------------------------------------------------------------------------
Kobrick Capital Fund: Class A* (inception 12/31/97)                 63.20%                 56.49%
                  Russell 3000 Index                                20.90%                 22.51%
                  Morningstar Mid Cap Growth Fund Average           59.70%                 36.47%
                  Lipper Multi-Cap Growth Fund Average              52.34%                 40.04%
--------------------------------------------------------------------------------------------------------
Kobrick Capital Fund: Class B* (inception 10/29/99)                 67.46%                 56.44%
                  Russell 3000 Index                                20.90%                 22.51%
                  Morningstar Mid Cap Growth Fund Average           59.70%                 36.47%
                  Lipper Multi-Cap Growth Fund Average              52.34%                 40.04%
--------------------------------------------------------------------------------------------------------
Kobrick Capital Fund: Class C* (inception 10/29/99)                 71.46%                 60.44%
                  Russell 3000 Index                                20.90%                 22.51%
                  Morningstar Mid Cap Growth Fund Average           59.70%                 36.47%
                  Lipper Multi-Cap Growth Fund Average              52.34%                 40.04%


* Until November 1, 1999, the Fund had only one class of shares and was offered without a sales charge. These returns have been adjusted to reflect the expenses and sales loads of the Fund's new multiple class structure. See "Fund Fees & Expenses."

GOALS, STRATEGIES & RISKS
-------------------------
KOBRICK EMERGING GROWTH FUND

ADVISER:    Kobrick Funds LLC (the "Adviser")
MANAGER:    Frederick R. Kobrick
CATEGORY:   Small-Cap Equity
                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH               |          |    X
                                              --------------------------------
                                      MOD.               |          |
                                              --------------------------------
                                      LOW          X     |     X    |


TICKER SYMBOL:     CLASS A      CLASS B     CLASS C
                   --------------------------------
                   KFEGX        KEGBX       pending

INVESTMENT GOAL

The Emerging Growth Fund seeks to provide growth of capital by investing primarily in equity securities of emerging growth companies, with an emphasis on companies with small capitalizations.

INVESTMENT STRATEGIES

Under  normal  market   conditions,   the  Emerging   Growth  Fund  will  invest
substantially all of its assets in equity securities of emerging growth companies in any industry, with emphasis on companies with small capitalizations. The Adviser considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. The small capitalization companies in which the Fund invests are generally comparable to the size of companies included in the Russell 2000 Index, which is a commonly used index of small stock performance. The median market capitalization in this index as of September 30, 1999 was approximately $421 million and the largest market capitalization in this index as of such date was approximately $3 billion. Levels of capitalization and the companies constituting the Russell 2000 Index could vary over time because of market conditions and other factors relating to small capitalization companies generally and investments in such companies. While a company's market capitalization may be small at the time the Fund first invests in the company, the Fund may continue to hold and acquire shares of the company after its market capitalization increases. Small and emerging growth companies that are identified as good candidates for the Fund can be found in a variety of industries. In selecting investments for the Fund, the Adviser may consider a variety of factors, including any one or more of the following:

*        the strength of a company's management team
*        relative financial condition
*        competitive position and business strategy
*        new or innovative products, services or processes
*        expected growth in earnings
*        cash flow
*        overall potential as an enterprise

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

Although it is anticipated that most of the Emerging Growth Fund's assets will be invested in equity securities of emerging growth companies, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government) and in securities issued by larger, more mature companies and undervalued special situation companies. The Fund may invest more than 35% of its total assets in cash or certain short-term securities for temporary defensive purposes. The Fund will only take such defensive action, which is inconsistent with its investment goal, when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The Fund may engage in frequent trading of securities, which may produce higher transaction costs and a higher level of capital gains. This may lower your return. Since the beginning of the Fund's fiscal year on October 1, 1999, more frequent trading of securities occurred due to significant market volatility and other factors which produced a higher-than-normal portfolio turnover rate for the Fund.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES:
Because the Emerging Growth Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as the Adviser anticipated. Because the Fund invests in, among other things, undervalued special situations, emerging growth companies and companies with small capitalizations, an investment in the Fund involves greater than average risks. Accordingly, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies.

GOALS, STRATEGIES & RISKS
-------------------------

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing
in  Kobrick   Emerging  Growth  Fund.  The  Fund's  past  performance  does  not necessarily  indicate  how the Fund will  perform in the  future.

The bar chart shows the Fund's adjusted total returns for Class A shares for the two calendar years since the Fund's inception on December 31, 1997. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[BAR CHART APPEARS HERE]

TOTAL RETURN
------------
1998    39.50%
1999    86.49%

*  Highest Quarterly Return: Fourth Quarter 1999, up 57.28%
*  Lowest Quarterly Return: Third Quarter 1998, down 19.27%

The table below shows how the Fund's average annual total returns for the one-year and since Fund inception periods compared to those of the Russell 2000 Index, a market value-weighted, unmanaged index of small company stocks. It is also compared to the Morningstar Small Cap Growth Fund Average and Lipper Small-Cap Growth Fund Average, each an average of the total returns of all mutual funds with a current investment style similar to that of the Emerging Growth Fund, as calculated by Morningstar Inc. and Lipper, Inc., respectively. It is not possible to invest directly in an index. The Fund's total returns are adjusted to reflect the Fund's expenses for Class A, B, and C shares and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 2000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Small Cap Growth Fund Average and Lipper Small-Cap Growth Fund Average returns have been adjusted for these expenses but do not reflect any sales charges.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 1999)
                                                                                        SINCE FUND INCEPTION
                                                                        PAST 1 YEAR         (12/31/97)
------------------------------------------------------------------------------------------------------------
 Kobrick Emerging Growth Fund: Class A* (inception 12/31/97)              75.78%              56.59%
   Russell 2000 Index                                                     21.26%               8.70%
   Morningstar Small Cap Growth Fund Average                              61.76%              31.41%
   Lipper Small-Cap Growth Fund Average                                   62.63%              30.10%
------------------------------------------------------------------------------------------------------------
 Kobrick Emerging Growth Fund: Class B* (inception 10/29/99)              80.74%              56.54%
   Russell 2000 Index                                                     21.26%               8.70%
   Morningstar Small Cap Growth Fund Average                              61.76%              31.41%
   Lipper Small-Cap Growth Fund Average                                   62.63%              30.10%
------------------------------------------------------------------------------------------------------------
 Kobrick Emerging Growth Fund: Class C* (inception 10/29/99)              84.74%              60.54%
   Russell 2000 Index                                                     21.26%               8.70%
   Morningstar Small Cap Growth Fund Average                              61.76%              31.41%
   Lipper Small-Cap Growth Fund Average                                   62.63%              30.10%


* Until November 1, 1999, the Fund had only one class of shares and was offered without a sales charge. These returns have been adjusted to reflect the expenses and sales loads of the Fund's new multiple class structure. See "Fund Fees & Expenses."

GOALS, STRATEGIES & RISKS
-------------------------
KOBRICK GROWTH FUND

ADVISER:    Kobrick Funds LLC (the "Adviser")
MANAGER:    Michael E. Nance
CATEGORY:   Large-Cap Equity
                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH               |          |    X
                                              --------------------------------
                                      MOD.         X     |          |
                                              --------------------------------
                                      LOW                |     X    |


TICKER SYMBOL:      CLASS A     CLASS B     CLASS C
                    --------------------------------
                    KFGRX       KFGBX       pending

INVESTMENT GOAL
The Growth Fund seeks long-term growth of capital by investing primarily in equity securities of companies with large capitalizations that the Adviser believes have better than average long-term growth potential.

INVESTMENT STRATEGIES
Under normal market conditions, the Growth Fund will be primarily invested in equity securities of large capitalization companies that the Adviser expects will have better than average long-term growth potential. The Adviser's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. The Fund invests in a diversified portfolio of securities of larger, more established companies in a broad range of industries. The Adviser seeks to invest in companies which offer the greatest potential for profitable expansion and sustained growth and considers a variety of factors, including any one or more of the following:

*        management that can execute business plans
*        expected growth in earnings
*        a sound business strategy
*        compelling valuations

A  company's   valuations   are  based  on  a  variety  of  measures   including
price/earnings to growth rates, price to book value and price to sales. Potential income is not a major factor in the selection of investments.

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

Although it is anticipated that most of the Growth Fund's assets will be invested in equity securities of companies with large capitalizations, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government) and in smaller capitalization and emerging growth companies. The Fund may invest more than 35% of its total assets in cash or certain short-term securities for temporary defensive purposes. The Fund will only take such defensive action, which is inconsistent with its investment goal, when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The Fund may engage in frequent trading of securities, which may produce higher transaction costs and a higher level of capital gains. This may lower your return. Since the beginning of the Fund's fiscal year on October 1, 1999, more frequent trading of securities occurred due to significant market volatility and other factors which produced a higher-than-normal portfolio turnover rate for the Fund.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES:
Because the Growth Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to sudden, unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Because of these and other risks, the Fund may underperform certain other stock funds during periods when large company growth stocks are generally out of favor.

GOALS, STRATEGIES & RISKS
-------------------------

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in Kobrick Growth Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's adjusted total return for Class A shares for the one calendar year since the Fund's inception on September 1, 1998. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[BAR CHART APPEARS HERE]

TOTAL RETURN
------------
1999    54.58%

o  Highest Quarterly Return: Fourth Quarter 1999, up 38.03%
o  Lowest Quarterly Return: Third Quarter 1999, down 0.32%


The table below shows how the Fund's average annual total returns for the one-year and since Fund inception periods compared to those of the S&P Composite Index of 500 stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. It is also compared to the Morningstar Large Cap Growth Fund Average and Lipper Large-Cap Growth Fund Average, each an average of the total returns of all mutual funds with a current investment style similar to that of the Growth Fund, as calculated by Morningstar, Inc. and Lipper, Inc., respectively. It is not possible to invest directly in an index. The Fund's total returns are adjusted to reflect the Fund's expenses for Class A, B and C shares and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Cap Growth Fund Average and Lipper Large-Cap Growth Fund Average returns have been adjusted for these expenses but do not reflect any sales charges.


AVERAGE  ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1999)
                                                                                SINCE FUND INCEPTION
                                                            PAST 1 YEAR               (9/1/98)
----------------------------------------------------------------------------------------------------
Kobrick Growth Fund: Class A* (inception 9/1/98)               45.68%                  68.44%
         S&P 500                                               21.04%                  39.83%
         Morningstar Large Cap Growth Fund Average             37.72%                  59.35%
         Lipper Large-Cap Growth Fund Average                  38.09%                  60.15%**
----------------------------------------------------------------------------------------------------
Kobrick Growth Fund: Class B* (inception 10/29/99)             48.83%                  71.33%
         S&P 500                                               21.04%                  39.83%
         Morningstar Large Cap Growth Fund Average             37.72%                  59.35%
         Lipper Large-Cap Growth Fund Average                  38.09%                  60.15%**
----------------------------------------------------------------------------------------------------
Kobrick Growth Fund: Class C* (inception 10/29/99)             52.83%                  75.33%
        S&P 500                                                21.04%                  39.83%
        Morningstar Large Cap Growth Fund Average              37.72%                  59.35%
        Lipper Large-Cap Growth Fund Average                   38.09%                  60.15%**

     * Until November 1, 1999, the Fund had only one class of shares and was offered without a sales charge. These returns have been adjusted to reflect expenses and sales loads of the Fund's new multiple class structure. See "Fund Fees & Expenses."

     **   Calculated from August 31, 1998.

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)


                            Class A           Class B             Class C
--------------------------------------------------------------------------
Maximum sales charge (load)
  imposed on purchases (as a
  percentage of offering
  price)(1)(2)                5.75%             None                None
---------------------------------------------------------------------------
Maximum  deferred  sales
  charge (load) (as a
  percentage of original
  purchase price or
  redemption proceeds, as
  applicable)(2)               (3)              5.00%               1.00%
---------------------------------------------------------------------------
Redemption  fees              None*             None*               None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."

(2)  Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)
                                                           KOBRICK                   KOBRICK                     KOBRICK
                                                        CAPITAL FUND            EMERGING GROWTH FUND            GROWTH FUND
                                                  CLASS  A CLASS B CLASS C     CLASS A CLASS B CLASS C     CLASS A CLASS B CLASS C
Management fees                                    1.00%    1.00%   1.00%      1.00%    1.00%   1.00%       1.00%   1.00%   1.00%
   Distribution and/or service (12b-1) fees        0.25%    1.00%*  1.00%*     0.25     1.00%*  1.00%*      0.25%   1.00%*  1.00%*
Other expenses                                     0.52%    0.52%   0.52%      0.83%    0.83%   0.83%       0.88%   0.88%   0.88%
Total annual fund operating expenses (a)           1.77%    2.52%   2.52%      2.08%    2.83%   2.83%       2.13%   2.88%   2.88%
Fee waiver and/or expense reimbursement (b)       -0.27%   -0.27%  -0.27%     -0.58%   -0.58%  -0.58%      -0.73%  -0.73%  -0.73%
NET EXPENSES                                       1.50%    2.25%   2.25%      1.50%    2.25%   2.25%       1.40%   2.15%   2.15%


* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

(a) Until November 1, 1999, the Funds had only one class of shares and were offered without a sales charge and therefore total expenses have been restated to account for fees and expenses under the Funds' new multiple class structure.

(b) The Adviser has agreed to cap the amount of Total Expenses at 1.50%, 2.25% and 2.25% for the Class A, B and C shares, respectively of the Kobrick Capital Fund and Kobrick Emerging Growth Fund and 1.40%, 2.15% and 2.15% for the Class A, B and C shares, respectively of the Kobrick Growth Fund. Accordingly, to the extent Total Expenses exceed the amount of the respective cap, the Adviser will reduce its management fees and/or reimburse the Funds for certain expenses. With respect to each Fund, the Adviser shall be permitted to recover expenses it has borne after November 1, 1999 (whether through reduction of its management fee or otherwise) in later periods to the extent that a Fund's expenses fall below the rates set forth above; provided, however, that a Fund is not obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred. If the Adviser had not agreed to the cap and if the reimbursements and waivers were not in effect for a Fund, performance would be reduced accordingly.

EXAMPLE

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example  assumes that:

o    You invest $10,000 in a Fund for the time periods indicated;

o    Your investment has a 5% return each year; and

o    A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                               KOBRICK CAPITAL FUND           KOBRICK EMERGING GROWTH FUND         KOBRICK GROWTH FUND
              CLASS A      CLASS B       CLASS C     CLASS A    CLASS B         CLASS C      CLASS A    CLASS B         CLASS C
                      (1)     (2)     (1)     (2)             (1)     (2)     (1)     (2)             (1)     (2)     (1)     (2)
1 year        $  719  $  728  $  228  $  328  $  228  $ 719   $  728  $  228  $  328  $  228  $  709  $  718  $  218  $  318  $ 218
3 years       $1,022  $1,003  $  703  $  703  $  703  $1,022  $1,003  $  703  $  703  $  703  $  993  $  973  $  673  $  673  $ 673
5 years       $1,346  $1,405  $1,205  $1,205  $1,205  $1,346  $1,405  $1,205  $1,205  $1,205  $1,297  $1,354  $1,154  $1,154  $1,154
10 years*     $2,263  $2,514  $2,396  $2,585  $2,585  $2,263  $2,514  $2,396  $2,585  $2,585  $2,158  $2,410  $2,292  $2,483  $2,483



(1)  Assumes redemption at end of period

(2)  Assumes  no  redemption  at end of  period

* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

MORE ABOUT RISK

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES (Capital and Emerging Growth Funds) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like.
This may result in a loss or may be costly to a Fund.

VALUATION RISK (All Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

MANAGEMENT TEAM
---------------
MEET THE FUNDS' INVESTMENT ADVISER

The Kobrick Funds family consists of three mutual funds designed to offer investors a range of growth oriented investment opportunities. Kobrick Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Class A, Class B, and Class C shares of Kobrick Capital Fund, Kobrick Emerging Growth Fund and Kobrick Growth Fund, all of which constitute the "Kobrick Funds." As a shareholder of one or more of the Kobrick Funds, you are entitled to the same benefits and privileges as a shareholder of the Nvest Funds, including the ability to exchange into or out of any fund in the Nvest Funds family (see "Exchanging Shares"). The Nvest Funds family, which includes the Kobrick Funds, includes 25 mutual funds with a total of over $8 billion in assets under management as of December 31, 1999. Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

ADVISER
The Adviser, KOBRICK FUNDS LLC, located at 101 Federal Street, Boston, Massachusetts 02110, serves as the investment adviser to each of the Funds and is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"). The Adviser, the predecessor to which was formed in 1997, focuses primarily on managing growth-oriented equity funds including each of the Funds. Nvest Companies is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had $127 billion in assets under management as of September 30, 1999.

In 1998, the Funds paid 1.00% of their respective average daily net assets to the Adviser in advisory fees.

PORTFOLIO TRADES

In placing portfolio trades, the Adviser may use brokerage firms that market the Funds' shares or are affiliated with Nvest Companies or the Adviser. In placing trades, the Adviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Funds' Board of Trustees.

MEET THE FUNDS'  PORTFOLIO  MANAGERS

FREDERICK  R. KOBRICK
Frederick Kobrick has managed Kobrick Capital Fund from its inception and Kobrick Emerging Growth Fund from its inception until February 1, 1999 and returned as its portfolio manager on April 9, 1999. Mr. Kobrick previously managed the Kobrick Growth Fund from its inception until June 30, 1999. He has been in the investment business for more than 28 years. For the 12 year period immediately prior to becoming President of the predecessor to Kobrick Funds LLC in 1997, he was an equity portfolio manager at State Street Research & Management Company, where he served as Senior Vice President since 1989 and as a member of the firm's Equity Investment Committee since 1985. He received an M.B.A. from Harvard Business School and a B.A. from Boston University. Mr. Kobrick is also a Chartered Financial Analyst. In addition to serving as senior officer of the Adviser, Mr. Kobrick is also a portfolio manager and a principal in private investment partnerships and may act in that capacity with respect to other similar investment partnerships.

MICHAEL  E. NANCE
Michael Nance has managed Kobrick Growth Fund since July 1, 1999. Mr. Nance, Senior Vice President of the Adviser, joined the company in June 1999. Prior to joining the Adviser, he was a Senior Vice President at Putnam Investments, where he was a co-manager of the Putnam Voyager Fund, as well as other institutional accounts. Mr. Nance joined Putnam in 1994 as an Assistant Vice President and equity analyst in the Global Equity Research Group. Mr. Nance received an M.B.A. from the University of Chicago Graduate School of Business and a B.S. in Industrial Engineering from Drexel University. In addition to serving as Senior Vice President of the Adviser, Mr. Nance is also a portfolio manager in private investment partnerships and may act in that capacity with respect to other similar investment partnerships.

FUND SERVICES
-------------
INVESTING IN THE FUNDS

CHOOSING A SHARE CLASS

Each Fund offers Class A, Class B and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS B SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o    You pay higher annual expenses than Class A shares.

o    You will pay a charge on redemptions if you sell your shares within 6 years
     of  purchase,   as  described  in  the  section  "How  Sales   Charges  are
     Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o    You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

o We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For expenses associated with Class A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

FUND SERVICES
-------------
HOW SALES CHARGES ARE CALCULATED


CLASS A SHARES

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.


                           CLASS A SALES CHARGES
    YOUR INVESTMENT       AS A % OF OFFERING PRICE     AS A % OF YOUR INVESTMENT
--------------------------------------------------------------------------------
Less than  $ 50,000                   5.75%                     6.10%
$ 50,000 - $ 99,999                   4.50%                     4.71%
$100,000 - $249,999                   3.50%                     3.63%
$250,000 - $499,999                   2.50%                     2.56%
$500,000 - $999,999                   2.00%                     2.04%
$1,000,000 or more*                   0.00%                     0.00%

* For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."


CLASS B SHARES

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Kobrick Fund or Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

             CLASS B CONTINGENT DEFERRED SALES CHARGES
       YEAR SINCE PURCHASE             CDSC ON SHARES BEING SOLD
----------------------------------------------------------------
             1st                             5.00%
             2nd                             4.00%
             3rd                             3.00%
             4th                             3.00%
             5th                             2.00%
             6th                             1.00%
          Thereafter                         0.00%


CLASS C SHARES

The offering price of Class C shares is their net asset value, without a front-end sales charge. However, Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Kobrick Fund or Nvest Fund.


            CLASS C CONTINGENT DEFERRED SALES CHARGES
       YEAR SINCE PURCHASE             CDSC ON SHARES BEING SOLD
----------------------------------------------------------------
             1st                             1.00%
          Thereafter                         0.00%


HOW THE CDSC IS APPLIED TO YOUR SHARES

The CDSC is a sales charge you pay when you redeem certain Fund shares.
   The CDSC:

o    is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:

o    increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF ANY
NVEST MONEY MARKET FUND

If you exchange shares of a Fund into shares of the Nvest Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Kobrick Fund or Nvest Fund. If you choose to redeem those Nvest Money Market Fund shares, a CDSC may apply.

FUND SERVICES
-------------
WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES
REDUCING SALES CHARGES

There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any Kobrick Fund or Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple Kobrick Funds and other Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Nvest Money Market Funds unless shares are purchased through an exchange from another Kobrick Fund or Nvest Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o    Selling brokers, sales representatives or other intermediaries;

o Fund Trustees and other individuals who are affiliated with any Kobrick Fund, Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

o Investments of $25,000 or more in Kobrick Funds, Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Kobrick Fund, Nvest Fund or Money Market Fund; and

o Accounts open as of October 31, 1999 that became Class A shareholders of the relevant Fund, are not subject to applicable sales charges and may exchange into Class A shares of another Kobrick Fund or Nvest Fund without the imposition of a sales charge.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A shares of the Funds WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of any Kobrick Fund or Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES
ELIMINATING THE CDSC

As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o    to make payments through a systematic withdrawal plan; or

o    due to shareholder death or disability.

    If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds.

FUND SERVICES
-------------
IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1.   Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                      MINIMUM TO OPEN AN
                                                   MINIMUM TO            ACCOUNT USING            MINIMUM FOR
TYPE OF ACCOUNT                                 OPEN AN ACCOUNT       INVESTMENT BUILDER      EXISTING ACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------
Any account other than those listed below           $2,500                   $100                    $100

Accounts registered under the Uniform Gifts
   to Minors Act or the Uniform Transfers to
   Minors Act                                       $2,500                   $100                    $100

Individual Retirement Accounts (IRAs)                 $500                   $100                    $100

Retirement plans with tax benefits such as
   corporate pension, profit sharing and Keogh
   plans                                              $250                   $100                    $100
Payroll Deduction Investment Programs for
   SARSEP, SEP, SIMPLE, 403(b)(7)
   and certain other retirement plans                  $25                    N/A                     N/A


3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.   Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:

NVEST FUNDS PERSONAL ACCESS LINE(R)
800-225-5478, PRESS 1

NVEST FUNDS WEB SITE
WWW.NVESTFUNDS.COM

You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online. By using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o    order duplicate account statements; and

o    obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

FUND SERVICES
-------------
BUYING SHARES

OPENING AN ACCOUNT
------------------

THROUGH YOUR INVESTMENT DEALER

o    Call your investment dealer for information.

BY MAIL

o Make out a check in U.S. dollars for the investment amount, payable to "Nvest Funds." Third party checks will generally not be accepted.

o Mail the check with your completed application to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

BY EXCHANGE

o    The exchange must be for a minimum of $1,000 or for all of your shares.

o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o    Call your investment dealer or Nvest Funds to request an exchange.

o    See the section entitled "Exchanging Shares."

BY WIRE

o Call Nvest Funds at 800-225-5478 to obtain an account number and wire transfer instructions. Your bank may charge you for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER

o Indicate on your application that you would like to begin an automatic investment plan through Investment Builder and the amount of the monthly investment ($100 minimum).

o Send a check marked "Void" or a deposit slip from your bank account along with your application.

THROUGH AUTOMATED CLEARING HOUSE ("ACH")

o    Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Mail your completed application to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

ADDING TO AN ACCOUNT
--------------------
THROUGH YOUR INVESTMENT DEALER

o    Call your investment dealer for information.

BY MAIL

o Make out a check in U.S. dollars for the investment amount, payable to "Nvest Funds." Third party checks will generally not be accepted.

o Fill out the detachable investment slip from an account statement. If no slip is available, include with the check a letter specifying the Fund name, your class of shares, your account number and the registered account name(s). To make investing even easier, you can order more investment slips by calling 800-225-5478.

BY EXCHANGE

o    The exchange must be for a minimum of $1,000 or for all of your shares.

o Call your investment dealer or Nvest Funds at 800-225-5478 to request an exchange.

o    See the section entitled "Exchanging Shares."

BY WIRE

o Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA# 011000028, DDA# 99011538.

o Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER

o Please call Nvest Funds at 800-225-5478 for a Service Options Form. A signature guarantee may be required to add this privilege.

o    See the section entitled "Additional Investor Services."

THROUGH AUTOMATED CLEARING HOUSE ("ACH")

o Call Nvest Funds at 800-225-5478 to add shares to your account through ACH.

o If you have not signed up for the ACH system, please call Nvest Funds for a Service Options Form. A signature guarantee may be required to add this privilege.

FUND SERVICES
-------------
SELLING SHARES
TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

o    Call your investment dealer for information.

BY MAIL

o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o    Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE

o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o    Call Nvest Funds to request an exchange.

o    See the section entitled "Exchanging Shares" for more details.

By Wire

o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE ("ACH")

o    Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o    Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN

o    Please refer to the section entitled "Additional Investor Services" or call
     Nvest  Funds  at   800-225-5478  or  your  financial   representative   for
     information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

BY TELEPHONE

o    You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

FUND  SERVICES
--------------
SELLING  SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o    your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o    a financial representative or securities dealer;

o    a federal savings bank, cooperative or other type of bank;

o    a savings and loan or other thrift institution;

o    a credit union; or

o    a securities exchange or clearing agency.


SELLER (ACCOUNT TYPE)                                                  REQUIREMENTS FOR WRITTEN REQUESTS
--------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (MINOR ACCOUNTS)
                                                                       o    The  signatures  on the letter must include all persons
                                                                            authorized to sign, including title, if applicable.

                                                                       o    Signature  guarantee,  if applicable (see above).
CORPORATE OR ASSOCIATION ACCOUNTS
                                                                       o    The  signatures  on the letter must include all persons
                                                                            authorized to sign, including title.
OWNERS OR TRUSTEES OF TRUST ACCOUNTS
                                                                       o    The  signature  on the letter must include all trustees
                                                                            authorized to sign, including title.

                                                                       o    If the names of the trustees are not  registered on the
                                                                            account,  please  provide a copy of the trust  document
                                                                            certified within the past 60 days.

                                                                       o    Signature  guarantee,  if applicable (see above).
JOINT TENANCY WHOSE CO-TENANTS ARE DECEASED
                                                                       o    The signatures on the letter must include all surviving
                                                                            tenants of the account.

                                                                       o    Copy of the death certificate.

                                                                       o    Signature  guarantee  if  proceeds  check is  issued to
                                                                            other than the surviving tenants.
POWER OF ATTORNEY (POA)
                                                                       o    The   signatures   on  the  letter  must   include  the
                                                                            attorney-in-fact, indicating such title.

                                                                       o    A signature guarantee.

                                                                       o    Certified copy of the POA document  stating it is still
                                                                            in full force and effect, specifying the exact Fund and
                                                                            account number, and certified within 30 days of receipt
                                                                            of instructions. *
QUALIFIED RETIREMENT BENEFIT PLANS
(EXCEPT - NVEST FUNDS PROTOTYPE DOCUMENTS)
                                                                       o    The signature on the letter must include all signatures
                                                                            of those authorized to sign, including title.

                                                                       o    Signature  guarantee,  if  applicable  (see  above).
EXECUTORS OF ESTATES, ADMINISTRATORS, GUARDIANS, CONSERVATORS
                                                                       o    The   signature  on  the  letter  must  include   those
                                                                            authorized to sign, including capacity.

                                                                       o    A signature guarantee.

                                                                       o    Certified  copy of court  document where signer derives
                                                                            authority,    e.g.:    Letters    of    Administration,
                                                                            Conservatorship, Letters Testamentary.*
INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)
                                                                       o    Additional documentation and distribution forms are
                                                                            required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

FUND SERVICES
-------------
EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the same class of another Kobrick Fund or other Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Kobrick Fund, Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Kobrick Funds, Nvest Funds or Money Market Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Kobrick Fund, Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

RESTRICTION                                                            SITUATION
------------------------------------------------------------------------------------------------------------------------------------
The Fund may  suspend  the right of  redemption  or postpone payment for more than 7 days:
                                                                       o    When the New York Stock  Exchange is closed (other than
                                                                            a weekend/holiday)
                                                                       o    During an emergency
                                                                       o    Any other period permitted by the SEC

The Fund reserves the right to suspend  account  services or refuse transaction requests:
                                                                       o    With a notice of a dispute between registered owners
                                                                       o    With suspicion/evidence of a fraudulent act

The Fund may pay the redemption  price in whole or part by a distribution  in kind of readily  marketable  securities  in lieu of cash  or may  take up to 7 days to pay a  redemption request in order to raise capital:
                                                                       o    When  it is  detrimental  for the  Fund  to  make  cash
                                                                            payments as  determined  in the sole  discretion of the
                                                                            adviser
The Fund may close your  account and send you the  proceeds.
You will have 60 days  after  being  notified  of the Fund's intention  to close your  account to increase the account to the set  minimum.  This does not apply to certain  qualified retirement  plans,  automatic  investment  plans or accounts that  have  fallen  below  the  minimum  solely  because  of fluctuations in the Fund's net asset value per share:
                                                                       o    When  the  Fund  account  falls  below  a  set  minimum
                                                                            (currently  $1,000  as set   by  the  Fund's  Board  of
                                                                            Trustees)
The Fund may withhold redemption proceeds until the check or funds have cleared:
                                                                       o    When  redemptions  are made within 10 calendar  days of
                                                                            purchase by check or ACH of the shares being redeemed


Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. The Fund recommends that certificates be sent by registered mail.

FUND SERVICES
-------------
HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                        TOTAL MARKET VALUE OF SECURITIES + CASH
                            AND OTHER ASSETS - LIABILITIES
NET ASSET VALUE =  ------------------------------------------------
                            NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

*Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

o    SHORT-TERM   OBLIGATIONS  (REMAINING  MATURITY  OF  LESS  THAN  60  DAYS)--
     amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Funds' Board of Trustees at the close of regular trading on the Exchange.

o    OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Funds' Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the Adviser under the direction of the Funds' Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Funds' Board of Trustees believes actually reflects fair value.

FUND SERVICES
-------------
DIVIDENDS AND DISTRIBUTIONS

The Funds generally distribute most or all of their net investment income annually (other than capital gains) in the form of dividends. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Funds' Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Kobrick Fund or other Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another Kobrick Fund or Nvest Fund.

o    receive all distributions in cash.

Unless you select one of the options set forth above, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


TAX CONSEQUENCES

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another Kobrick Fund, or other Nvest Fund or Money Market Fund is generally treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

As of the date of this Prospectus, a single investor owns a significant portion of the shares of each Fund. Redemption by this investor of all or a substantial part of its investment in a Fund could require the Adviser to sell a large amount of portfolio securities. Such sales could result in the realization of capital gains, which would be required to be distributed to shareholders of the affected Fund.

FUND SERVICES
-------------
COMPENSATION TO SECURITIES DEALERS

As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Kobrick Funds or other Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

FUND SERVICES
-------------
ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS

Nvest Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM

This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Kobrick Funds or Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Kobrick Fund, Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Kobrick Fund, Nvest Fund or Money Market Fund, please read its prospectus carefully.

AUTOMATIC EXCHANGE PLAN

Nvest Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other Kobrick Funds or Nvest Funds or Money Market Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic
Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NVEST FUNDS PERSONAL ACCESS LINE(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NVEST FUNDS WEB SITE

Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

ELECTRONIC MAIL DELIVERY

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper you will receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.

FUND PERFORMANCE
----------------

The financial highlights table is intended to help you understand each Fund's financial performance since the Fund's commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

KOBRICK FUNDS


                                              KOBRICK CAPITAL FUND         KOBRICK EMERGING GROWTH FUND        KOBRICK GROWTH FUND
                                                     CLASS A                         CLASS A                         CLASS A
                                                           FOR THE PERIOD                FOR THE PERIOD               FOR THE PERIOD
                                                           DECEMBER 31,                  DECEMBER 31,                 SEPTEMBER 1,
                                             YEAR ENDED    1997* THROUGH  YEAR ENDED     1997* THROUGH  YEAR ENDED    1997* THROUGH
                                            SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,
                                                1999           1998           1999           1998           1999           1998
Net asset value, beginning
   of period........                         $  10.71       $  10.00      $   10.14      $   10.00       $  10.32      $   10.00
Income (Loss) from investment operations:
   Net investment income (loss) (c)........     (0.18)         (0.13)         (0.18)         (0.11)         (0.08)          0.00
   Net realized and unrealized gain
   (loss) on investments                         6.68           0.84           6.58           0.25(d)        5.17(d)        0.32

Total from investment operations...........      6.50           0.71           6.40           0.14           5.09           0.32

Net asset value, end of period.............  $  17.21       $  10.71      $   16.54      $   10.14       $  15.41      $   10.32
Total Return (a)                                60.69%          7.10%         63.12%          1.40%         49.35%          3.20%

Ratios and Supplemental Data

Net Assets, end of period (000s)...........  $102,879        $27,463        $52,175       $ 18,330        $46,827       $  1,054

Ratios to average net assets:
 Net expenses (b)                                1.75%          1.75%          1.75%          1.75%          1.40%          1.40%
 Expenses before fee waiver (b)                  1.77%          2.21%          2.08%          2.24%          2.13%         11.11%
 Net investment income (loss)(b)                (1.09)%        (1.38)%        (1.24)%        (1.16)%        (0.55)%         0.32%

Portfolio turnover rate                           778%           350%           442%           287%           632%            11%



*    Commencement of Operations
(a) Total Returns are historical and assume changes in share price and reinvestments of dividends. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.
(b)  Annualized for periods less than one year.
(c)  Computed using the average shares method.
(d) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP   APPROACH  --  The  search  for  outstanding   performance  by  first
considering individual companies before considering the impact of industry and economic trends.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector of the market suffers losses.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, research and development and markets in predicting future trends in these indicators of a company's success or failure.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. The figures used to distinguish small, medium and large market capitalizations may vary depending upon the index being used and/or the guidelines set by the portfolio manager.

NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategy.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

                                 KOBRICK FUNDS
                                 -------------
                              KOBRICK CAPITAL FUND
                          KOBRICK EMERGING GROWTH FUND
                               KOBRICK GROWTH FUND

IF YOU WOULD LIKE MORE INFORMATION ABOUT THE KOBRICK FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

To order a free copy of the Fund's annual or semiannual report or its SAI, contact your financial representative, or the Funds at:

                          Nvest Funds Distributor, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

Your financial representative or Nvest Funds will also be happy to answer your questions or to provide any additional information that you may require.

You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Text-only copies are available free from
 the Commission's Web site at:   www.sec.gov.

Copies of these publications are also available for a fee by writing or
calling   the   Public   Reference   Room   of   the   SEC,   Washington,   D.C.
20549-6009  Telephone: 800-SEC-0330

Nvest Funds Distributor, L.P., and other firms selling shares of Kobrick Funds and Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.


                    Investment Company Act File No. 811-8435
                                    XK51-0600